Income tax - Reconciliation of deferred income tax assets (liability) (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax
Deferred tax liability (asset) at beginning of period	₽ (586)	₽ (581)
Impact of adopting new accounting policies		49
Effect of acquisitions of subsidiaries	(74)	3
Deferred tax benefit/(expense)	128	(57)
Deferred tax liability (asset) at end of period	₽ (532)	₽ (586)